INVESTMENTS - Additional Details (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Warrant Liability
Ending Balance	$ 0	$ 1,625,000
Change in fair value to (profit) and loss	(1,625,000)	$ (1,149,000)
Beginning Balance	$ 1,625,000
Equity Instruments
Number of Warrants
Beginning Balance, Warrants	32,500,000
Ending Balance, Warrants	32,500,000	32,500,000
Equity Instruments | GoviEx Warrants
Number of Warrants
Beginning Balance, Warrants	32,500,000
Ending Balance, Warrants	32,500,000	32,500,000
Warrant Liability
Ending Balance		$ 1,625,000
Change in fair value to (profit) and loss	$ (1,625,000)
Beginning Balance	$ 1,625,000